Correction Of Errors And Restatement - Consolidated Statement Of Cash Flow (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Net income			$ 4,694	$ 2,228	$ 4,753	$ 3,715
Accretion of discount on retained SBA loans			(560)	(389)	(946)	(730)
Deferred tax expense (benefit)			17	(366)	(50)	752
Originations of loans held for sale			(34,082)	(37,898)	(71,185)	(46,731)
Net gains on sale of loans held for sale	$ (1,041)	$ (2,288)	(2,515)	(3,318)	(5,684)	(4,437)
Fair value adjustment on SBA servicing asset			469	382	1,211	855
Net change in other assets			544	(1,266)	584	(1,571)
Net change in other liabilities			(1,588)	1,707	2,098	(559)
Net cash provided by (used in) operating activities			2,771	6,339	13,852	7,147
Net change in loans			(50,816)	(64,875)	(98,565)	(83,552)
Net cash provided by (used in) investing activities			$ (51,233)	$ (106,860)	$ (149,931)	(41,086)
Before restatement
Condensed Cash Flow Statements, Captions [Line Items]
Net income						3,969
Accretion of discount on retained SBA loans						(165)
Deferred tax expense (benefit)						856
Originations of loans held for sale						(46,632)
Net gains on sale of loans held for sale						(6,437)
Fair value adjustment on SBA servicing asset						532
Net change in other assets						(2,488)
Net change in other liabilities						(793)
Net cash provided by (used in) operating activities						4,695
Net change in loans						(81,100)
Net cash provided by (used in) investing activities						(38,634)
Restatement
Condensed Cash Flow Statements, Captions [Line Items]
Net income						(254)
Accretion of discount on retained SBA loans						(565)
Deferred tax expense (benefit)						(104)
Originations of loans held for sale						(99)
Net gains on sale of loans held for sale						2,000
Fair value adjustment on SBA servicing asset						323
Net change in other assets						917
Net change in other liabilities						234
Net cash provided by (used in) operating activities						2,452
Net change in loans						(2,452)
Net cash provided by (used in) investing activities						$ (2,452)